Average Annual Total Returns - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO - FidelityNewJerseyMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Institutional Class - Return Before Taxes
Jan. 29, 2024
Average Annual Return:
Past 1 year	3.05%
Past 5 years	1.15%
Past 10 years	0.80%